Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates
(a) Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Cash Held by Broker
(b) Cash Held by Broker

The Fund defines cash held by broker to be cash and highly liquid investments with remaining maturities of three months or less when acquired. MS&Co. allows the Fund to apply its Treasury Bill portfolio towards its initial margin requirement for the Fund’s futures positions, hence all cash held by broker is unrestricted cash. The cash and Treasury bill positions are held in segregated accounts at MS&Co and are not insured by the Federal Deposit Insurance Corporation.

United States Treasury Obligations
(c) United States Treasury Obligations

The Master Fund records purchases and sales of United States Treasury Obligations on a trade date basis. These holdings are marked to market based on quoted market closing prices. The Master Fund holds United States Treasury Obligations for deposit with the Master Fund’s commodity broker as margin and for trading and holding against initial margin of the open futures contracts. Interest income is recognized on an accrual basis when earned. Premiums and discounts are amortized or accreted over the life of the United States Treasury Obligations.

Income Taxes
(d) Income Taxes

The Fund and Master Fund are classified as a grantor trust and a partnership respectively, for U.S. federal income tax purposes. Accordingly, neither the Fund nor the Master Fund is subject to U.S. federal, state, or local income taxes. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying consolidated financial statements, as investors are individually liable for income taxes, if any, on their allocable share of the Fund’s share of the Master Fund’s income, gain, loss, deductions and other items.

The Fund accounts for uncertainty in income taxes pursuant to the applicable accounting standard, which provides measurement, presentation and disclosure guidance related to uncertain tax positions. The guidance addresses how tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this topic, the Fund must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Fund’s reassessment of its tax positions did not have a material impact on the Fund’s financial condition, results of operations or liquidity.

Futures Contracts
(e) Futures Contracts

The Master Fund purchases and holds commodity futures contracts for investment purposes. These contracts are recorded on a trade date basis and open contracts are valued daily at settlement prices provided by the relevant exchanges.   In the consolidated statement of financial condition, futures contracts are presented at their published settlement prices on the last business day of the period, in accord with the fair value accounting standard.  Since these contracts are actively traded in markets that are directly observable and which provide readily available price quotes, their market value is deemed to be their fair value under the fair value accounting standard.  (See Note 4 – Fair Value Measurements)

However, when market closing prices are not available, the Managing Owner may value an asset of the Master Fund pursuant to such other principles as the Managing Owner deems fair and equitable provided such principles are consistent with the fair value accounting standard. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the consolidated statement of income and expenses in the period in which the contract is closed or the changes occur, respectively.

Basis of Presentation and Consolidation
(f) Basis of Presentation and Consolidation

Upon the initial offering of the limited shares of the Fund, 100% of the capital raised by the Fund was used to purchase common units of beneficial interest of the Master Fund. The financial statement balances of the Master Fund were consolidated with the Fund’s financial statement balances beginning with the first reporting period subsequent to the initial offering, and all significant inter-company balances and transactions were eliminated. Separate financial statements of the Master Fund are presented to comply with SEC reporting requirements as the Master Fund is a separate SEC registrant.

Recently Issued Accounting Pronouncements
(g) Recently Issued Accounting Pronouncements

The Fund is required to follow recent disclosure guidance which includes common requirements for measurement of and disclosure about fair value. The new guidance requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: Quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. It also requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Previously issued guidance continues to require the same information regarding transfers in and out of Level 3. The disclosures required by this guidance are reflected in Note (4).

In December 2011, additional disclosure guidance was issued requiring financial statements prepared under principles generally accepted in the United States of America to be more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, disclosure of collateral received and posted in connection with master netting agreements or similar arrangements is required.  New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.   Management is evaluating the impact of this additional disclosure guidance on the financial statements and disclosures.

Subsequent Events
(h) Subsequent Events

For purposes of disclosure in the financial statements, the Fund has evaluated events occurring between the year ending December 31, 2012 and when the financial statements were issued.

400,000 Limited Shares created and  350,000 Limited Shares redeemed resulting in 16,500,000 Limited Shares outstanding.

In accordance  with the terms of the Distribution Services Agreement which would have renewed on January 7, 2013, the Managing Owner has informed the Distributor that instead of automatically renewing it intends to meet with the Distributor to review the terms of the agreement. The terms of the present agreement remains in effect until amended.

Other than these events, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.